Fair Value Measurement (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Natural gas liquid | Swap | Minimum
Quantitative Information About Level 3 Fair Value Measurements
Swap price (in dollars per barrel/mmbtu)	6.72	6.72
Natural gas liquid | Swap | Maximum
Quantitative Information About Level 3 Fair Value Measurements
Swap price (in dollars per barrel/mmbtu)	95.24	97.13
Commodity derivatives
Quantitative Information About Level 3 Fair Value Measurements
Fair Value	$ 14,347	$ 17,928
Discounted cash flow approach | Level 3 | Commodity derivatives | Natural gas liquid | Swap
Quantitative Information About Level 3 Fair Value Measurements
Fair Value	$ (1,235)
Discounted cash flow approach | Level 3 | Commodity derivatives | Natural gas liquid | Swap | Minimum
Quantitative Information About Level 3 Fair Value Measurements
Swap price (in dollars per barrel/mmbtu)	9.24
Discounted cash flow approach | Level 3 | Commodity derivatives | Natural gas liquid | Swap | Maximum
Quantitative Information About Level 3 Fair Value Measurements
Swap price (in dollars per barrel/mmbtu)	83.06